Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
NET INCOME	$ 5,383	$ 5,065	$ 5,134
OTHER COMPREHENSIVE INCOME (LOSS):
Unrealized loss from available-for-sale securities			(73)
Translation adjustments	362	(7)
Total other comprehensive income (loss)	362	(7)	(73)
TOTAL COMPREHENSIVE INCOME	$ 5,745	$ 5,058	$ 5,061